Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Opening net book amount	¥ 235,028,000	¥ 210,286,000
Adjustment for Adoption of IFRS 16 (Note 2.2.1)	137,928,000
Restated opening net book amount	372,956,000
Additions	168,026,000	48,058,000
Transfer from investment properties	29,460,000
Writtenoff	(3,780,000)	(103,000)
Business combination (Note 30)	48,405,000	6,366,000
Disposal of subsidiaries (Note 31)	(17,731,000)	(2,273,000)
Depreciation charges	(78,163,000)	(27,306,000)	¥ (25,522,000)
Translation adjustments	150,000
Closing net book amount	519,323,000	235,028,000	210,286,000
Property, plant and equipment pledged as security for bank loans	38,804,000	757,000
Amount of increase in depreciation charges had there been no revision of estimated useful lives			12,018,000
Buildings
Property, plant and equipment
Opening net book amount	1,088,000	1,208,000
Restated opening net book amount	1,088,000
Additions	18,420,000
Transfer from investment properties	29,460,000
Depreciation charges	(619,000)	(120,000)
Closing net book amount	48,349,000	1,088,000	1,208,000
Leasehold improvements
Property, plant and equipment
Opening net book amount	149,034,000	120,597,000
Restated opening net book amount	149,034,000
Additions	44,858,000	36,522,000
Business combination (Note 30)	14,291,000	5,261,000
Disposal of subsidiaries (Note 31)	(6,224,000)	(891,000)
Depreciation charges	(15,732,000)	(12,455,000)
Translation adjustments	10,000
Closing net book amount	186,237,000	149,034,000	120,597,000
Machinery and equipment
Property, plant and equipment
Opening net book amount	70,736,000	73,800,000
Restated opening net book amount	70,736,000
Additions	13,503,000	9,207,000
Writtenoff	(1,339,000)	(40,000)
Business combination (Note 30)	3,185,000	738,000
Disposal of subsidiaries (Note 31)	(1,223,000)	(1,040,000)
Depreciation charges	(13,183,000)	(11,929,000)
Translation adjustments	127,000
Closing net book amount	71,806,000	70,736,000	73,800,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	14,170,000	14,681,000
Restated opening net book amount	14,170,000
Additions	4,753,000	2,329,000
Writtenoff	(105,000)	(63,000)
Business combination (Note 30)	1,427,000	367,000
Disposal of subsidiaries (Note 31)	(119,000)	(342,000)
Depreciation charges	(3,578,000)	(2,802,000)
Translation adjustments	(18,000)
Closing net book amount	16,530,000	14,170,000	¥ 14,681,000
Right-of-use assets
Property, plant and equipment
Adjustment for Adoption of IFRS 16 (Note 2.2.1)	137,928,000
Restated opening net book amount	137,928,000
Additions	86,492,000
Writtenoff	(2,336,000)
Business combination (Note 30)	29,502,000
Disposal of subsidiaries (Note 31)	(10,165,000)
Depreciation charges	(45,051,000)
Translation adjustments	31,000
Closing net book amount	196,401,000
Cost
Property, plant and equipment
Opening net book amount	433,159,000
Closing net book amount	785,846,000	433,159,000
Cost | Buildings
Property, plant and equipment
Opening net book amount	2,528,000
Closing net book amount	50,408,000	2,528,000
Cost | Leasehold improvements
Property, plant and equipment
Opening net book amount	234,420,000
Closing net book amount	286,457,000	234,420,000
Cost | Machinery and equipment
Property, plant and equipment
Opening net book amount	162,636,000
Closing net book amount	171,162,000	162,636,000
Cost | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	33,575,000
Closing net book amount	39,210,000	33,575,000
Cost | Right-of-use assets
Property, plant and equipment
Closing net book amount	238,609,000
Accumulated depreciation
Property, plant and equipment
Opening net book amount	(198,131,000)
Closing net book amount	(266,523,000)	(198,131,000)
Accumulated depreciation | Buildings
Property, plant and equipment
Opening net book amount	(1,440,000)
Closing net book amount	(2,059,000)	(1,440,000)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Opening net book amount	(85,386,000)
Closing net book amount	(100,220,000)	(85,386,000)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
Opening net book amount	(91,900,000)
Closing net book amount	(99,356,000)	(91,900,000)
Accumulated depreciation | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	(19,405,000)
Closing net book amount	(22,680,000)	¥ (19,405,000)
Accumulated depreciation | Right-of-use assets
Property, plant and equipment
Closing net book amount	¥ (42,208,000)